Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$ (26.8)	$ (28.7)
Long-term postretirement liabilities	(2,553.5)	(2,224.0)
U.S. Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	5,154.8	4,862.6
Interest cost	252.9	264.0	276.4
Actuarial loss	585.2	373.7
Benefits paid	(346.1)	(345.5)
Benefit obligation at end of year	5,646.8	5,154.8	4,862.6
Change in plan assets
Fair value of plan assets at beginning of year	3,558.7	3,899.9
Actual return on plan assets	455.7	(3.1)
Employer contribution	118.4	7.4
Benefits paid	(346.1)	(345.5)
Fair value of plan assets at end of year	3,786.7	3,558.7	3,899.9
Funded status at end of year	(1,860.1)	(1,596.1)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	(7.3)	(7.3)
Long-term postretirement liabilities	(1,852.8)	(1,588.8)
Funded status at end of year	(1,860.1)	(1,596.1)
Accumulated other comprehensive loss, net of tax
Net loss	3,201.9	2,910.8
Prior service cost (credit)	2.1	2.8
Accumulated benefit obligation	5,646.8	5,154.8
International Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	2,560.1	2,450.6
Service cost	8.6	10.7	14.5
Interest cost	113.1	126.4	119.7
Plan participants' contributions	3.0	3.4
Plan amendment	(13.2)
Plan curtailment	(5.7)	(6.0)
Actuarial loss	279.8	94.8
Benefits paid	(100.2)	(90.9)
Foreign currency translation adjustments	99.9	(28.9)
Benefit obligation at end of year	2,945.4	2,560.1	2,450.6
Change in plan assets
Fair value of plan assets at beginning of year	2,115.8	2,066.0
Actual return on plan assets	211.4	87.9
Employer contribution	83.1	75.3
Plan participants' contributions	3.0	3.4
Benefits paid	(100.2)	(90.9)
Foreign currency translation adjustments	86.1	(25.9)
Fair value of plan assets at end of year	2,399.2	2,115.8	2,066.0
Funded status at end of year	(546.2)	(444.3)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	2.5	43.2
Other accrued liabilities	(0.2)	(0.2)
Long-term postretirement liabilities	(548.5)	(487.3)
Funded status at end of year	(546.2)	(444.3)
Accumulated other comprehensive loss, net of tax
Net loss	856.9	679.6
Prior service cost (credit)	(11.9)	(1.4)
Accumulated benefit obligation	2,934.2	2,527.8
Other Postretirement Benefit Plans
Change in accumulated benefit obligation
Benefit obligation at beginning of year	177.6	168.5
Service cost	0.5	0.4	0.4
Interest cost	8.7	10.0	10.7
Plan participants' contributions	5.3	5.7
Actuarial loss	10.0	6.5
Federal drug subsidy	2.9	3.0
Benefits paid	(25.7)	(27.5)
Foreign currency translation adjustments	1.2	11.0
Benefit obligation at end of year	180.5	177.6	168.5
Change in plan assets
Fair value of plan assets at beginning of year	9.3	9.0
Actual return on plan assets	0.4	0.2
Employer contribution	20.4	21.9
Plan participants' contributions	5.3	5.7
Benefits paid	(25.7)	(27.5)
Fair value of plan assets at end of year	9.7	9.3	9.0
Funded status at end of year	(170.8)	(168.3)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid postretirement assets	0.8	0.7
Other accrued liabilities	(19.3)	(21.2)
Long-term postretirement liabilities	(152.3)	(147.8)
Funded status at end of year	(170.8)	(168.3)
Accumulated other comprehensive loss, net of tax
Net loss	52.2	44.7
Prior service cost (credit)	$ 4.8	$ 6.6